Schedule I - Condensed Financial Information of Dryships Inc. (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Schedule I - Condensed Financial Information of Dryships Inc. (Parent Company Only)

Balance Sheets

December 31, 2011 and 2012

(Expressed in thousands of U.S. Dollars - except for share and per share data)

	2011	2012

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$391	$45,619
Restricted cash	5,140	52,265
Due from related parties	26,146	21,959
Other current assets	282	327

Total current assets	31,959	120,170

NON-CURRENT ASSETS:
Restricted cash	47,533	-
Investments in subsidiaries*	5,393,250	5,129,133

Total non-current assets	5,440,783	5,129,133

Total assets	$5,472,742	$5,249,303

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Current portion of long-term debt	$54,325	$269,436
Due to subsidiaries*	1,341,243	1,472,759
Financial instruments	42,982	33,633
Due to related parties	664	4,704
Other current liabilities	4,489	4,433

Total current liabilities	1,443,703	1,784,965

NON-CURRENT LIABILITIES
Long term debt, net of current portion	844,307	601,000
Financial instruments	39,404	16,878

Total non-current liabilities	883,711	617,878

STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2011 and 2012, respectively	-	-
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2011 and 2012; 424,762,094 and 424,762,224 shares issued and outstanding at December 31, 2011 and 2012, respectively	4,247	4,247
Treasury stock; $0.01 par value; 1,000,000 and 11,000,000 shares at December 31, 2011 and 2012, respectively	(10)	(110)
Additional paid-in capital	2,908,950	2,837,525
Accumulated other comprehensive loss	(28,610)	(9,175)
Retained earnings	260,751	13,973

Total stockholders’ equity	3,145,328	2,846,460

Total liabilities and stockholders’ equity	$5,472,742	$5,249,303
*Eliminated in consolidation

Statements of Operations For the years ended December 31, 2010, 2011 and 2012 (Expressed in thousand of U.S. Dollars - except for share and per share data)

	2010	2011	2012

EXPENSES:
General and administrative expenses	$(43,893)	(42,903)	(29,408)

Operating loss	(43,893)	(42,903)	(29,408)

OTHER INCOME / (EXPENSES):
Interest and finance costs	(77,731)	(83,025)	(85,692)
Interest income	479	658	3,065
Gain/(loss) on interest rate swaps	(64,162)	(27,807)	(9,513)
Other, net	(1,610)	3,809	672

Total other (expenses), net	(143,024)	(106,365)	(91,468)

Equity in earnings/(loss) of subsidiaries*	375,244	79,140	(125,902)

Net income/(loss)	$188,327	$(70,128)	$(246,778)

Earnings/(loss) per share, basic	0.64	(0.21)	(0.65)
Weighted average number of shares, basic	268,858,688	355,144,764	380,159,088
Earnings/(loss) per share, diluted	0.61	(0.21)	(0.65)
Weighted average number of shares, diluted	305,425,852	355,144,764	380,159,088
*Eliminated in consolidation

Statements of Comprehensive Income/ (loss) For the years ended December 31, 2010, 2011 and 2012 (Expressed in thousand of U.S. Dollars - except for share and per share data)

	December 31,

	2010	2011	2012
- Net income/(loss)	$188,327	$(70,128)	$(246,778)
Other comprehensive income/ (loss):
- Unrealized gain/(loss) on cash flows hedges	(5,694)	-	-
- Realized gain/(loss) on cash flows hedges associated with capitalized interest	(11,450)	-	-
- Unrealized gain/(loss) on senior notes	-	(1,350)	2,059
- Reclassification of gain associated with Senior Notes to Consolidated Statement of Operations, net	-	-	(709)
- Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	-	10,077	15,261
- Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	-	281	371
- Actuarial gains/(losses)	349	(716)	(416)

Other comprehensive income/(loss)	$(16,795)	$8,292	$16,566

Comprehensive income/(loss)	$171,532	$(61,836)	$(230,212)

Statements of Cash Flows For the years ended December 31, 2010, 2011 and 2012 (Expressed in thousand of U.S. Dollars - except for share and per share data)

	2010	2011	2012

Net Cash Used in Operating Activities	$(106,952)	$(109,444)	$(86,475)

Cash Flows from Investing Activities:
Investments in subsidiaries	(762,639)	(266,665)	(107,463)
Restricted cash	(30,429)	3,607	408

Net Cash Used in Investing Activities	(793,068)	(263,058)	(107,055)

Cash Flows from Financing Activities:
Due to subsidiaries	425,467	522,339	131,516
Proceeds from issuance of convertible notes	237,202	-	-
Principal payments of long-term debt	(94,746)	(159,117)	(72,804)
Net proceeds from common stock issuance	341,774	-	-
Net proceeds from sale of shares in subsidiary	-	-	180,485
Proceeds from share-lending arrangement	100	-	-
Payment of financing costs	(314)	-	(439)

Net Cash Provided by Financing Activities	909,483	363,222	238,758

Net (decrease) / increase in cash and cash equivalents	9,463	(9,280)	45,228
Cash and cash equivalents at beginning of year	208	9,671	391

Cash and cash equivalents at end of year	$9,671	$391	$45,619

In the condensed financial information of the Parent Company, the Parent Company's investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries. The Parent Company, during the years ended December 31, 2010, 2011 and 2012, did not receive cash dividends from its subsidiaries.

There are no legal or regulatory restrictions on the Parent Company's ability to obtain funds from its subsidiaries through dividends, loans or advances sufficient to satisfy the obligations discussed below that are due on or before December 31, 2013.

The Parent Company is the borrower under the credit facility dated March 31, 2006 and guarantor under the remaining shipping segment's loans outstanding at December 31, 2012 amounting to 669,769.

In November 2009 and April 2010, the Parent Company issued $400,000 and $220,000, respectively, aggregate principal amount of 5% Convertible unsecured Senior Notes (the “Notes”), which are due December 1, 2014. The full over allotment option granted was exercised and an additional $60,000 and $20,000, respectively, Notes were purchased. Accordingly, $460,000 and $240,000, respectively, in aggregate principal amount of Notes were sold, resulting in aggregate net proceeds of approximately $447,810 and $237,202, respectively, after underwriter commissions.

The principal payments required to be made after December 31, 2012 for the loans discussed above are as follows:

Year ending December 31,	Amount
2013	$271,570
2014	700,000
Total principal payments	971,570
Less-Financing fees and equity component of notes	(101,134)
Total debt	$870,436

As of December 31, 2012, the shipping segment of the Company was in breach of certain financial covenants, mainly the interest coverage ratio, contained in the Company's loan agreements. As a result of this non-compliance and of the cross default provisions contained in all bank loan agreements of the shipping segment and in accordance with guidance related to the classification of obligations that are callable by the creditor, the Company has classified all of its shipping segment's bank loans in breach as current at December 31, 2012.

See Note 3 “Going concern” and Note 11 “Long-term Debt” to the consolidated financial statements for further information.

The condensed financial information of the Parent Company should be read in conjunction with the Company's consolidated financial statements.